Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants	1,250,000		1,250,000	1,397,000	0
Exercise Price	$ 0.50	$ 0.50
Expiry Date	Feb. 25, 2020